Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Convertible Preferred Stock [Line Items]
Shares Authorized	12,346,555	12,346,555
Shares Issued and Outstanding	12,281,553	12,281,553
Proceeds, Net of Issuance Costs	$ 81,373	$ 81,373
Aggregate Liquidation Amount	132,427	125,900
Series A Convertible Preferred Stock | 2002 Convertible Preferred
Convertible Preferred Stock [Line Items]
Shares Authorized	3,802,086	3,802,086
Shares Issued and Outstanding	3,802,084	3,802,084
Proceeds, Net of Issuance Costs	23,374	23,374
Aggregate Liquidation Amount	41,418	39,543
Series A Convertible Preferred Stock | 2004 Convertible Preferred
Convertible Preferred Stock [Line Items]
Shares Authorized	4,806,000	4,806,000
Shares Issued and Outstanding	4,806,000	4,806,000
Proceeds, Net of Issuance Costs	30,999	30,999
Aggregate Liquidation Amount	50,226	47,740
Series A Convertible Preferred Stock | 2005 Convertible Preferred
Convertible Preferred Stock [Line Items]
Shares Authorized	3,738,469	3,738,469
Shares Issued and Outstanding	3,673,469	3,673,469
Proceeds, Net of Issuance Costs	27,000	27,000
Aggregate Liquidation Amount	$ 40,783	$ 38,617